Insurance Risk Management (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ 318		$ 432
Income impact	90		(239)
Increments of rounding	25
Single Life Insurance Contracts In Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reinsurance retention limit	40
Single Life Insurance Contracts Outside Of Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reinsurance retention limit		$ 40
Survivorship Life Insurance Contracts In Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reinsurance retention limit	50
Survivorship Life Insurance Contracts Outside Of Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reinsurance retention limit		$ 50
Policyholder Behaviour
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(274)		(30)
Income impact	(75)		(35)
Expense
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(171)		7
Income impact	$ 10		(9)
Insurance risk | Policyholder Behaviour
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	10.00%	10.00%
Sensitivity, decrease	10.00%	10.00%
Insurance risk | Policyholder Behaviour | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (725)		(825)
Income impact	100		75
Insurance risk | Policyholder Behaviour | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(950)		(850)
Income impact	$ 100		75
Insurance risk | Life Mortality rates
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	2.00%	2.00%
Insurance risk | Life Mortality rates | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (425)		(450)
Income impact	25		50
Insurance risk | Life Mortality rates | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(75)		(75)
Income impact	$ (25)		(25)
Insurance risk | Annuity Mortality rates
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, decrease	2.00%	2.00%
Insurance risk | Annuity Mortality rates | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (175)		(175)
Income impact	25		25
Insurance risk | Annuity Mortality rates | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(175)		(175)
Income impact	$ 0		25
Insurance risk | Morbidity rates
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	500.00%	500.00%
Sensitivity, decrease	500.00%	500.00%
Insurance risk | Morbidity rates | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (225)		(200)
Income impact	(200)		(175)
Insurance risk | Morbidity rates | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(100)		(75)
Income impact	$ (175)		(175)
Insurance risk | Expense
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	5.00%	5.00%
Insurance risk | Expense | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (175)		(175)
Income impact	0		0
Insurance risk | Expense | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(175)		(175)
Income impact	$ 0		$ 0